Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Intangible Assets

The change in intangible assets for the years ending December 31, 2020 and 2019 are as follows:

	2020
	Patent	Website	Trademarks	Total
Cost
Balance–January 1, 2020	$51,250	$3,500	$4,644	$59,394
Additions	7,456	-	506	7,962
Balance–December 31, 2020	$58,706	$3,500	$5,150	$67,356

Accumulated Depreciation
Balance–January 1, 2020	$(2,249)	$-	$-	$(2,249)
Additions	(2,159)	-	-	(2,159)
Balance–December 31, 2020	$(4,408)	$-	$-	$(4,408)

Net amount as at December 31, 2020	$54,298	$3,500	$5,150	$62,948

	2019
	Patent	Website	Trademarks	Total
Cost
Balance–January 1, 2019	$10,574	$3,500	$-	$14,074
Additions	40,676	-	4,644	45,320
Balance–December 31, 2019	$51,250	$3,500	$4,644	$59,394

Accumulated Depreciation
Balance–January 1, 2019	$(1,401)	$-	$-	$(1,401)
Additions	(848)	-	-	(848)
Balance–December 31, 2019	$(2,249)	$-	$-	$(2,249)

Net amount as at December 31, 2019	$49,001	$3,500	$4,644	$57,145

Schedule of Amortization of Patent	Amortization of the patent over the next five years and beyond December 31, 2020 is as follows:
2021	$2,160
2022	$2,160
2023	$2,160
2024	$2,160
2025	$2,160
2026 and later	$38,201